Leases (Lessee, Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter
2024	$ 6
2025	5
2026	3
2027	3
2028	3
Thereafter	111
Minimum lease payments, Total	131
Less imputed interest	(73)
Total	$ 58	$ 62